GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company has a limited operating history. The Company’s business and operations are sensitive to general business and economic conditions in the United States. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse conditions may include recession, downturn, or otherwise, changes in regulations or restrictions in imports, competition, or changes in consumer taste. These adverse conditions could affect the Company’s financial condition and the results of its operations.

The Company meets its day-to-day working capital requirements using monies raised through sales of eyewear and issuances of equity. On May 1, 2024, the Company closed on an offering of common stock and warrants for gross proceeds of approximately $1.0 million (see Note 10 for details). The Company has also entered into an agreement with a related party, under which the Company may borrow up to $1.25 million (see Note 6 for details); as of March 31, 2024, the Company has not borrowed any amounts under this agreement. The Company’s forecasts and projections indicate that the Company expects to have sufficient liquidity to fund operations through at least the next 12 months.

NOTE 3 – GOING CONCERN

The Company has a limited operating history. The Company’s business and operations are sensitive to general business and economic conditions in the United States. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse conditions may include recession, downturn, or otherwise, changes in regulations or restrictions in imports, competition, or changes in consumer taste. These adverse conditions could affect the Company’s financial condition and the results of its operations.

The Company meets its day-to-day working capital requirements using monies raised through sales of eyewear and issuances of equity, including our initial public offering completed in August 2022, a secondary public offering completed in June 2023, and exercises of warrants by stockholders (see Note 8 for additional details). The Company also previously issued a convertible note held by Tekcapital and Affiliates, which was repaid in full during the year ended December 31, 2023 (see Note 6). Effective March 1, 2024, the Company issued a new 18-month convertible note to Tekcapital and Affiliates (see Note 11 for details).

Management expects that operating losses could continue in the foreseeable future as we continue to invest in the expansion and development of our business. Management’s forecasts and projections indicate that the Company’s existing cash and cash equivalents (including the proceeds from the aforementioned second public offering and proceeds received from investors’ exercises of warrants), plus planned capital-raising activities in 2024, will be sufficient to fund operations through at least end of March 2025.